FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
The Company’s significant undiscounted commitments at December 31, 2017 are as follows:

				December 31, 2017	December 31, 2016
	1 year	2-5 years	5+ years	Total	Total
Accounts payable and accrued liabilities	$110,084	$—	$—	$110,084	$129,170
Debt	35,000	—	—	35,000	35,000
Income tax payable	2,277	—	—	2,277	10,733
Lease and contractual agreements	23,087	3,261	210	26,558	15,946
Commitments(1)	70,513	418	—	70,931	123,481
Other non-current liabilities	2,780	2,779	—	5,559	24,917
Reclamation provision	717	19,261	73,360	93,338	99,273
	$244,458	$25,719	$73,570	$343,747	$438,520

(1)	Commitments to purchase equipment, services, materials and supplies.

Disclosure of maturity analysis for derivative financial liabilities
The Company’s significant undiscounted commitments at December 31, 2017 are as follows:

				December 31, 2017	December 31, 2016
	1 year	2-5 years	5+ years	Total	Total
Accounts payable and accrued liabilities	$110,084	$—	$—	$110,084	$129,170
Debt	35,000	—	—	35,000	35,000
Income tax payable	2,277	—	—	2,277	10,733
Lease and contractual agreements	23,087	3,261	210	26,558	15,946
Commitments(1)	70,513	418	—	70,931	123,481
Other non-current liabilities	2,780	2,779	—	5,559	24,917
Reclamation provision	717	19,261	73,360	93,338	99,273
	$244,458	$25,719	$73,570	$343,747	$438,520

(1)	Commitments to purchase equipment, services, materials and supplies.

Disclosure of foreign exchange risk
Cash and cash equivalents held in foreign currencies, denominated in USD, are as follows:

	December 31, 2017	December 31, 2016
Guatemalan quetzal	$1,011	$564
Peruvian sol	4,232	3,579
Canadian dollar	1,971	20,386
Other	—	82
	$7,214	$24,611